Fair Value of Financial Assets and Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities

Note 3—Fair Value of Financial Assets and Liabilities

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	Fair Value Measurements at the Reporting Date Using
	September 30, 2020	Quoted Prices In Active Markets Using Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets—Cash equivalents
Repurchase agreements	$25,000	$—	$25,000	$—
Money market funds	31,765	31,765	—	—
Commercial paper	9,999	—	9,999	—
Corporate debt securities	11,131	—	11,131	—

Total	$77,895	$31,765	$46,130	$—

	Fair Value Measurements at the Reporting Date Using
	December 31, 2019	Quoted Prices In Active Markets Using Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets—Cash equivalents
Money market funds	$56,930	$56,930	$—	$—

Total	$56,930	$56,930	$—	$—

Liabilities
Warrant liability	$364	$—	$—	$364

Total	$364	$—	$—	$364

During the nine months ended September 30, 2020 and twelve months ended December 31, 2019 there were no transfers into or out of Level 3.

As of December 31, 2019, the warrant liability balance was comprised of three warrants to purchase an aggregate of 299,999 shares of Series B-3 Preferred Stock with an exercise price of $1.20 per share. Upon the closing of the IPO, the warrants to purchase the Series B-3 Preferred Stock were automatically converted into three warrants to purchase an aggregate of 70,133 shares of common stock with an exercise price of $5.13 per share. The remaining terms and provisions of the warrants held immediately prior and subsequent to the conversion were substantially the same, including the provision under which the Company is obligated to pay the holders the greater of (i) five times the exercise price, less the exercise price, or (ii) the excess of the fair market value of a warrant share over the exercise price, in the event of a change in control in which the acquirer did not assume the warrants. As the common stock warrants embody an obligation to repurchase the Company’s shares in exchange for specified assets that is not within the Company’s control, the Company classified the common stock warrants as a liability upon the conversion of the warrants. In July 2020, the common stock warrants were exercised under cashless (net) exercise provisions resulting in the issuance of 62,193 shares of common stock. Upon exercise of the warrants, the Company remeasured the warrant liability to its fair market value and reclassified the total carrying value of the warrant liability into additional paid-in capital.

The value for the warrant liability balance is based on a Black-Scholes option pricing model using significant inputs not observable in the market which represents a Level 3 measurement within the fair value hierarchy. Gains and losses on remeasurement of Level 3 securities are included in other income (loss), net on the condensed consolidated statements of operations and comprehensive loss.

The following assumptions were used to determine the fair value of the warrants to purchase common stock and Series B-3 Preferred Stock as of the exercise date of the warrants and December 31, 2019, respectively:

	July 1, 2020	December 31, 2019
Risk-free interest rate	0.31%	1.73%
Expected term (in years)	5.0	5.5
Expected volatility	75.8%	71.1%
Expected dividend yield	0.0%	0.0%
Fair value per share of underlying common stock	$46.37	$—
Fair value per share of underlying Series B-3 Preferred Stock	$—	$1.40

The following table provides a summary of changes in fair value of the Level 3 warrant liability (in thousands):

Warrant Liability
Balance at December 31, 2018	$1,711
Exercise of warrant to purchase Series C1 Preferred Shares	(385)
Change in fair value	(515)

Balance at September 30, 2019	$811

Balance at December 31, 2019	$364
Change in fair value	2,597
Net exercise of warrants to purchase common stock	(2,961)

Balance at September 30, 2020	$—

Note 3—Fair Value of Financial Assets and Liabilities

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	FAIR VALUE MEASUREMENTS AT THE REPORTING DATE USING
	DECEMBER 31, 2018	QUOTED PRICES IN ACTIVE MARKETS USING IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets—Cash equivalents
Repurchase agreement	$16,500	$—	$16,500	$—
Money market funds	26,361	26,361	—	—

Total	$42,861	$26,361	$16,500	$—

Liabilities
Warrant liability	$1,711	$—	$—	$1,711

Total	$1,711	$—	$—	$1,711

	FAIR VALUE MEASUREMENTS AT THE REPORTING DATE USING
	DECEMBER 31, 2019	QUOTED PRICES IN ACTIVE MARKETS USING IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets—Cash equivalents
Money market funds	56,930	56,930	—	—

Total	$56,930	$56,930	$—	$—

Liabilities
Warrant liability	$364	$—	$—	$364

Total	$364	$—	$—	$364

During the years ended December 31, 2018 and 2019 there were no transfers between Level 1, Level 2 and Level 3.

The warrant liability balance is comprised of warrants to purchase: (i) Series B and Series C1 redeemable convertible preferred shares; and (ii) Series B-3 convertible preferred stock as of December 31, 2018 and 2019, respectively. The value for the warrant liability balance is based on significant inputs not observable in the market which represents a Level 3 measurement within the fair value hierarchy.

The following table provides a summary of changes in fair value of the Level 3 warrant liability (in thousands):

WARRANT LIABILITY
Balance at December 31, 2017	$2,195
Change in fair value	(484)

Balance at December 31, 2018	$1,711

Exercise of warrant to purchase Series C1 redeemable convertible shares	(385)
Change in fair value	(962)

Balance at December 31, 2019	$364